EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPENSES BY NATURE
Cost of sales	R$ (57,583,992)	R$ (63,661,156)	R$ (57,527,721)
Selling expenses	(716,195)	(733,026)	(715,830)
General and administrative expenses	(1,491,441)	(1,454,592)	(1,390,121)
Other operating income	1,033,506	246,313	979,760
Other operating expenses	(522,476)	(210,042)	(460,029)
Eletrobras compulsory loan recovery			1,391,280
Results in operations with subsidiary and joint ventures			(162,913)
Impairment of financial assets	(10,728)	(81)	357
Total Expenses	R$ (59,291,326)	R$ (65,812,584)	R$ (57,885,217)